UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-3534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch U.S.A. Government Reserves, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves

Schedule of Investments as of November 30, 2004                                                              (In Thousands)

                                               Face           Interest                 Maturity
Issue                                         Amount            Rate                     Date                        Value
U.S. Government Obligations - 33.8%

U.S. Treasury Bills*                      $    5,000        1.925 - 1.930%             12/16/2004               $     4,996
                                               3,000        1.7325                      2/03/2005                     2,989
                                               3,000        1.73                        2/17/2005                     2,986
                                               4,000        1.765                       2/24/2005                     3,980
                                               1,250        1.852                       3/10/2005                     1,242
                                               1,000        1.905                       3/17/2005                       994
                                               1,600        1.9475                      3/24/2005                     1,589
                                               6,300        1.945 - 1.951               3/31/2005                     6,254

U.S. Treasury Notes                            5,600        1.75                       12/31/2004                     5,599
                                               2,370        1.625                       1/31/2005                     2,368
                                               1,600        1.5                         2/28/2005                     1,598
                                               4,950        1.625                       3/31/2005                     4,940
                                               1,800        1.25                        5/31/2005                     1,790
                                                 650        1.125                       6/30/2005                       645
                                               1,100        1.875                      11/30/2005                     1,091
                                                  90        1.5                         3/31/2006                        88

Total U.S. Government Obligations (Cost - $ 43,200)                                                                  43,149




Face
Amount                                                      Issue
Repurchase Agreements - 66.2%


$  6,200       ABN AMRO Inc., purchased on 11/30/2004 to yield 1.95% to 12/07/2004,                                   6,200
               repurchase price of $6,202, collateralized by U.S. Treasury Note, 1.125% due 6/30/2005
   6,000       Banc of America Securities LLC, purchased on 11/24/2004 to yield 1.98% to 12/01/2004                   6,000
               repurchase price of $6,002, collateralized by GNMA, 6% due 11/30/2034
   6,200       Barclays Capital Inc., purchased on 11/30/2004 to yield 1.95% to 12/01/2004,                           6,200
               repurchase price of $6,200, collateralized by U.S. Treasury Bills, 3.375% due 1/15/2007
   6,000       Citigroup Global Markets Inc., purchased on 11/24/2004 to yield 1.98% to 12/01/2004,                   6,000
               repurchase price of $6,002, collateralized by GNMA, 6.50% due 8/15/2034
   6,200       Countrywide Securities Corp., purchased on 11/30/2004 to yield 2.02% to 12/07/2004,                    6,200
               repurchase price of  $6,202 collateralized by GNMA, 5% due 11/15/2033
   6,200       Credit Suisse First Boston LLC., purchased on 11/30/2004 to yield 2.02% to 12/07/2004,                 6,200
               repurchase price of $6,202, collateralized by GNMA, 5% due 7/15/2018
   6,200       Deutsche Bank Securities Inc., purchased on 11/30/2004 to yield 2.02% to 12/07/2004,                   6,200
               repurchase price of  $6,202, collateralized by GNMA, 5% to 8%
               due 4/15/2008 to 11/15/2034
   6,000       Goldman Sachs & Company, purchased on 11/05/2004 to yield 1.94% to 12/03/2004,                         6,000
               repurchase price of $6,009, collateralized by GNMA, 6% due 5/30/2034
   6,000       Greenwich Capital Markets, Inc., purchased on 11/24/2004 to yield 1.98% to 12/01/2004,                 6,000
               repurchase price of  $6,002, collateralized by GNMA, 6% to 9% due 7/20/2030 to 8/15/2034
   5,345       HSBC Securities (USA) Inc., purchased on 11/30/2004 to yield 1.95% to 12/01/2004,                      5,345
               repurchase price of  $5,345, collateralized by U.S. Treasury STRIPS due 5/15/2015 to 2/15/2031
               and U.S. Treasury STRIPS Principal, 11.75% due 11/15/2014
   6,000       J.P. Morgan Securities Inc., purchased on 11/24/2004 to yield 1.98% to 12/01/2004,                     6,000
               repurchase price of  $6,002, collateralized by GNMA, 4.50% to 6%
               due 7/15/2033 to 5/15/2034
   6,000       Lehman Brothers Inc., purchased on 11/26/2004 to yield 1.96% to 12/03/2004,                            6,000
               repurchase price of $6,002, collateralized by GNMA, 3.50% to 10.50% due 10/15/2007 to 5/15/2034
   6,000       Merrill Lynch Government Securities, Inc.,**  purchased on 11/26/2004 to yield 1.98% to 12/03/2004,    6,000
               repurchase price of  $6,002, collateralized by GNMA, 4.625% to 9.5%
               due 10/15/2005 to 11/15/2034
   6,000       UBS Securities LLC, purchased on 11/26/2004 to yield 1.98% to 12/03/2004,                              6,000
               repurchase price of  $6,002, collateralized by GNMA, 6.50% due 1/15/2042

Total Repurchase Agreements (Cost - $84,345)                                                                         84,345

Total Investments  (Cost - $127,545***)  - 100.0%                                                                   127,494
Other Assets Less Liabilities - 0.0%                                                                                     44
                                                                                                                -----------
Net Assets - 100.0%                                                                                             $   127,538
                                                                                                                ===========

  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Fund.

 ** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                            (in Thousands)

                                                   Net            Interest
    Affiliate                                    Activity           Income

    Merrill Lynch Government Securities, Inc     $  (500)          $     7


*** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                            (in Thousands)

    Aggregate cost                                        $        127,545
                                                          ================
    Gross unrealized appreciation                                       --
    Gross unrealized depreciation                         $           (51)
                                                          ----------------
    Net unrealized depreciation                           $           (51)
                                                          ================


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves

By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch U.S.A. Government Reserves


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch U.S.A. Government Reserves


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 13, 2005